17 COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Future minimum rental payments under these lease agreements
Year ending December 31,	Amount
2017	$251,512
2018	112,901
2019	79,478
2020	18,754
Total	$462,645